SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
13.  SHARE CAPITAL

Authorized share capital:
	2011	2010
2,000 common stock of no par value	2,000	2,000

Issued and outstanding share capital:
	2011	2010
2 common stock of no par value	2	2

All of the Company's issued and outstanding common shares have been pledged to the Trustee.